First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 57.1%
	Collateralized Mortgage Obligations – 38.2%
	Federal Home Loan Mortgage Corp.
$12,989	Series 1394, Class ID, Cost of Funds 11th District of San Fransisco x -4.67 + 44.56%, Capped at 9.57% (a)	9.57%	10/15/22	$14,041
14,969	Series 2303, Class SW, Cost of Funds 11th District of San Fransisco x -15.87 + 121.11%, Capped at 10.00% (a)	10.00%	03/01/24	1,917
59,691	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (a)	27.56%	07/15/31	98,341
249,652	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (a)	6.50%	03/01/32	44,791
547,047	Series 2807, Class SB, IO, 1 Mo. LIBOR x -1 + 7.45% (a)	7.28%	11/15/33	107,614
1,327,348	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (a)	6.48%	05/15/35	256,567
272,340	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (a)	23.96%	06/15/35	528,910
236,989	Series 3108, Class QZ	6.00%	02/01/36	371,180
13,874	Series 3195, Class SX, 1 Mo. LIBOR x -6.5 + 46.15% (a)	45.01%	07/15/36	58,937
322,690	Series 3210, Class ZA	6.00%	09/01/36	435,869
121,514	Series 3410, Class HC	5.50%	02/01/38	140,994
75,938	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (a)	5.86%	05/15/38	13,730
439,681	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (a)	5.91%	12/15/36	81,005
81,441	Series 3784, Class BI, IO	3.50%	01/01/21	565
250,000	Series 3797, Class KB	4.50%	01/01/41	306,294
425,620	Series 3985, Class GI, IO	3.00%	10/01/26	13,940
41,396	Series 4021, Class IP, IO	3.00%	03/01/27	2,208
617,133	Series 4057, Class YI, IO	3.00%	06/01/27	39,239
1,192,873	Series 4082, Class PI, IO	3.00%	06/01/27	72,332
763,991	Series 4206, Class IA, IO	3.00%	03/01/33	76,779
887,910	Series 4258, Class CO	(b)	06/01/43	839,648
4,685,092	Series 4459, Class EI, IO	6.00%	06/01/36	701,166
439,626	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, Capped at 4.00% (a)	4.00%	10/15/42	459,304
4,457,788	Series 4619, Class IB, IO	4.00%	12/01/47	145,844
9,985,780	Series 4938, Class IB, IO	4.00%	07/01/49	1,223,987
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
49,659	Series T-56, Class APO	(b)	05/01/43	48,274
	Federal Home Loan Mortgage Corp., STRIPS
69,450	Series 177, IO	7.00%	06/17/26	9,254
590,316	Series 243, Class 2, IO	5.00%	11/01/35	100,130
4,020,954	Series 303, Class C17, IO	3.50%	01/01/43	523,816
	Federal National Mortgage Association
63,346	Series 1996-46, Class ZA	7.50%	11/01/26	71,210
218,244	Series 1997-85, Class M, IO	6.50%	12/01/27	17,495
42,929	Series 2002-80, Class IO, IO	6.00%	09/01/32	5,708
81,936	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (a)	7.83%	03/25/33	16,354
107,209	Series 2003-44, Class IU, IO	7.00%	06/01/33	25,250
613,283	Series 2003-62, Class PO	(b)	07/01/33	582,549
512,380	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (a)	6.93%	07/25/34	102,525
16,061	Series 2004-74, Class SW, 1 Mo. LIBOR x -2 + 15.50% (a)	15.13%	11/25/31	22,852
359,109	Series 2004-W10, Class A6	5.75%	08/01/34	413,771
273,214	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (a)	27.91%	01/25/36	538,201
25,633	Series 2005-59 SU, 1 Mo. LIBOR x -5 + 25.50% (a)	24.64%	06/25/35	44,680
99,767	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (a)	6.53%	02/25/35	20,884
427,330	Series 2005-74, Class NZ	6.00%	09/01/35	613,310
232,274	Series 2006-105, Class ZA	6.00%	11/01/36	331,309
667,323	Series 2006-5, Class 3A2 (c)	3.67%	05/01/35	700,482
57,049	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (a)	6.28%	10/25/37	11,655
241,205	Series 2007-30, Class ZM	4.25%	04/01/37	306,302

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$282,273	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (a)	6.58%	05/25/37	$64,625
294,177	Series 2008-17, Class BE	5.50%	10/01/37	369,568
182,000	Series 2008-2, Class PH	5.50%	02/01/38	232,701
494,000	Series 2009-28, Class HX	5.00%	05/01/39	633,366
191,381	Series 2009-37, Class NZ	5.71%	02/01/37	260,476
1,246,515	Series 2010-103, Class ID, IO	5.00%	09/01/40	264,894
368	Series 2010-145, Class TI, IO	3.50%	12/01/20	0
81,260	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (a)	24.15%	09/01/40	148,679
4,276	Series 2011-5, Class IK, IO	8.00%	02/01/21	33
825,000	Series 2011-52, Class LB	5.50%	06/01/41	955,300
273,177	Series 2011-66, Class QI, IO	3.50%	07/01/21	3,152
1,653,235	Series 2011-81, Class PI, IO	3.50%	08/01/26	89,394
102,706	Series 2012-111, Class B	7.00%	10/01/42	124,147
1,346,789	Series 2012-112, Class BI, IO	3.00%	09/01/31	79,808
1,623,140	Series 2012-125, Class MI, IO	3.50%	11/01/42	219,657
19,931	Series 2012-74, Class OA	(b)	03/01/42	19,081
19,931	Series 2012-75, Class AO	(b)	03/01/42	19,065
126,726	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67% (a)	10.21%	01/01/44	159,767
7,093	Series 2013-28, Class AQ	2.00%	07/01/38	7,087
1,480,638	Series 2013-32, Class IG, IO	3.50%	04/01/33	153,897
378,578	Series 2013-51, Class PI, IO	3.00%	11/01/32	32,848
2,688,048	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (a)	5.98%	04/25/45	500,760
864,532	Series 2015-76, Class BI, IO	4.00%	10/01/39	58,384
2,650,315	Series 2015-97, Class AI, IO	4.00%	09/01/41	146,956
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	55,977
6,602,003	Series 2017-109, Class SJ, IO, 1 Mo. LIBOR x -1+ 6.20% (a)	6.03%	01/25/48	1,083,954
	Federal National Mortgage Association, ACES
13,100,000	Series 2019-M9, Class X4, IO (d)	0.70%	03/01/29	603,647
	Federal National Mortgage Association, STRIPS
47,260	Series 305, Class 12, IO (e)	6.50%	12/01/29	7,491
57,070	Series 355, Class 18, IO	7.50%	11/01/33	13,068
2,017,388	Series 387, Class 10, IO	6.00%	04/01/38	345,754
1,116,031	Series 406, Class 6, IO (e)	4.00%	01/01/41	155,072
813,264	Series 413, Class 173, IO (e)	4.50%	07/01/42	133,914
	Government National Mortgage Association
363,812	Series 2004-95, Class QZ	4.50%	11/01/34	403,967
231,523	Series 2005-33, Class AY	5.50%	04/01/35	263,742
84,658	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (a)	16.01%	06/17/35	111,571
307,196	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (a)	6.11%	09/20/35	68,322
43,744	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (a)	84.67%	06/20/36	143,925
474,644	Series 2007-14, Class PB	5.40%	03/01/37	534,478
77,726	Series 2007-50, Class AI, IO, 1 Mo. LIBOR x -1 + 6.78% (a)	6.59%	08/20/37	10,900
251,241	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (a)	6.46%	11/20/37	38,250
100,000	Series 2008-2, Class HB	5.50%	01/01/38	122,393
304,000	Series 2008-32, Class JD	5.50%	04/01/38	387,739
215,662	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (a)	6.55%	08/20/38	40,251
390,451	Series 2009-100, Class SL, IO, 1 Mo. LIBOR x -1 + 6.50% (a)	6.32%	05/16/39	16,629
178,442	Series 2009-12, Class IE, IO	5.50%	03/01/39	29,069
15,672	Series 2009-65, Class NJ, IO	5.50%	07/01/39	274
135,590	Series 2009-79, Class PZ	6.00%	09/01/39	179,400
715,000	Series 2010-61, Class KE	5.00%	05/01/40	933,169
400,906	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (a)	5.97%	07/16/43	78,521
376,762	Series 2014-41, Class St, 1 Mo. LIBOR x -2.67 + 11.47% (a)	10.97%	11/20/42	414,862
6,814,122	Series 2015-158, Class KS, IO, 1 Mo. LIBOR x -1 + 6.25% (a)	6.06%	11/20/45	1,415,442

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$72,657	Series 2016-139, Class MZ	1.50%	07/01/45	$73,318
146,595	Series 2017-4, Class CZ	3.00%	01/01/47	168,228
113,865	Series 2017-H18, Class DZ (e)	4.59%	09/01/67	155,263
21,410,187	Series 2020-13, Class BT, IO, 1 Mo. LIBOR x -1 + 6.20%, Capped at 0.50% (a)	0.50%	11/20/45	415,968
				23,489,416
	Commercial Mortgage-Backed Securities – 12.0%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,940,309	Series K087, Class X1 (c)	0.36%	12/01/28	576,723
4,000,000	Series K110, Class X3 (c)	3.40%	06/01/48	1,032,559
3,330,000	Series K112, Class X3 (c) (d)	3.10%	07/01/48	783,900
23,293,861	Series K736, Class X1 (c)	1.31%	07/01/26	1,521,178
	Government National Mortgage Association
218,000	Series 2013-57, Class D (e)	2.35%	06/01/46	226,949
3,939,090	Series 2016-11, Class IO (e)	0.86%	01/01/56	214,683
7,050,517	Series 2016-143, Class IO	0.94%	10/01/56	479,167
9,824,020	Series 2016-166, Class IO (e)	1.01%	04/01/58	668,660
16,341,403	Series 2017-126, Class IO (c)	0.79%	08/01/59	1,059,536
12,147,116	Series 2017-7, Class IO (e)	0.89%	12/01/58	778,176
				7,341,531
	Pass-through Security – 6.9%
	Federal Home Loan Mortgage Corp.
171,145	Pool A94738	4.50%	11/01/40	184,036
524,048	Pool K36017	5.00%	09/01/47	565,029
857,224	Pool U99176	4.00%	12/01/47	937,774
	Federal National Mortgage Association
2,144	Pool 535919	6.50%	05/01/21	2,387
649,424	Pool 831145	6.00%	12/01/35	766,344
588,796	Pool 843971	6.00%	11/01/35	675,838
995,585	Pool AB5688	3.50%	07/01/37	1,078,605
				4,210,013
	Total U.S. Government Agency Mortgage-Backed Securities			35,040,960
	(Cost $34,359,734)
MORTGAGE-BACKED SECURITIES – 38.8%
	Collateralized Mortgage Obligations – 35.6%
	Accredited Mortgage Loan Trust
253,758	Series 2003-2, Class A1	4.98%	10/01/33	270,603
	ACE Securities Corp. Home Equity Loan Trust
791,214	Series 2006-ASAP6, Class A2D, 1 Mo. LIBOR + 0.22% (f)	0.39%	12/25/36	397,531
	Asset Backed Securities Corp Home Equity Loan Trust
79,329	Series 2005-HE4, Class M4, 1 Mo. LIBOR + 0.95% (f)	1.12%	05/25/35	79,504
	Banc of America Funding Corp.
16,642	Series 2008-R2, Class 1A4 (g)	6.00%	09/01/37	16,684
	Banc of America Mortgage Trust
48,452	Series 2002-L, Class 1A1 (c)	3.24%	12/01/32	39,053
128,399	Series 2005-A, Class 2A1 (c)	3.70%	02/01/35	126,510
	Chase Mortgage Finance Trust
93,363	Series 2007-A1, Class 1A3 (c)	3.91%	02/01/37	91,973

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Citigroup Mortgage Loan Trust
$164,914	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (f)	3.84%	09/01/35	$168,904
37,640	Series 2009-10, Class 1A1 (c) (g)	4.30%	09/01/33	37,095
420,283	Series 2012-7, Class 10A2 (c) (d) (g)	3.62%	09/01/36	385,812
	Countrywide Home Loan Mortgage Pass-Through Trust
230,271	Series 2003-46, Class 2A1 (c)	3.84%	01/01/34	221,097
76,566	Series 2005-HYB3, Class 2A6B (c)	3.48%	06/01/35	76,814
214,116	Series 2006-21, Class A8	5.75%	02/01/37	166,087
384,469	Series 2006-HYB5, Class 3A1A (c)	3.74%	09/01/36	347,709
	Credit Suisse First Boston Mortgage Securities Corp.
334,438	Series 2004-AR2, Class 1A1 (c)	3.75%	03/01/34	328,384
91,199	Series 2004-AR8, Class 6A1 (c)	3.11%	09/01/34	91,818
86,464	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (f)	0.47%	07/25/35	82,666
	Credit Suisse Mortgage Trust
7,603	Series 2011-12R, Class 3A1 (c) (g)	2.86%	07/27/36	7,587
155	Series 2014-11R, Class 9A1, 1 Mo. LIBOR + 0.14% (f) (g)	0.32%	10/27/36	155
362,765	Series 2017-FHA1, Class A1 (g)	3.25%	04/01/47	376,998
	Deutsche ALT-A Securities, Inc., Mortgage Loan Trust
2,734	Series 2003-3, Class 3A1	5.00%	10/25/33	2,734
	DSLA Mortgage Loan Trust
445,741	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (f)	0.93%	07/19/44	410,757
559,120	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.14% (f)	0.33%	04/19/47	505,973
	Galton Funding Mortgage Trust
188,986	Series 2018-2, Class A41 (g)	4.50%	10/01/58	194,178
	GSR Mortgage Loan Trust
6,450	Series 2003-10, Class 1A12 (c)	3.16%	10/01/33	6,227
173,231	Series 2005-AR1, Class 4A1 (c)	3.31%	01/01/35	161,414
	Harborview Mortgage Loan Trust
292,328	Series 2004-6, Class 3A1 (c)	3.60%	08/01/34	281,485
	Home Equity Asset Trust
26,830	Series 2005-3, Class M4, 1 Mo. LIBOR + 0.64% (f)	0.81%	08/25/35	26,865
422,499	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.41% (f)	0.58%	04/25/36	417,242
	Impac CMB Trust
139,304	Series 2004-6, Class 1A2, 1 Mo. LIBOR + 0.78% (f)	0.95%	10/25/34	137,344
	IXIS Real Estate Capital Trust
1,066,500	Series 2007-HE1, Class A3, 1 Mo. LIBOR + 0.16% (f)	0.33%	05/25/37	382,653
	JP Morgan Mortgage Trust
702,632	Series 2005-ALT1, Class 4A1 (c)	3.55%	10/01/35	626,076
419,922	Series 2006-A2, Class 4A1 (c)	3.13%	08/01/34	426,428
111,553	Series 2006-A2, Class 5A3 (c)	4.01%	11/01/33	111,641
74,053	Series 2014-2, Class 1A1 (g)	3.00%	06/01/29	75,173
	MASTR Adjustable Rate Mortgages Trust
28,450	Series 2004-13, Class 3A7B, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00% (f)	2.16%	11/01/34	28,699
	MASTR Alternative Loan Trust
3,572,920	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (f)	0.52%	03/25/36	198,270
	MASTR Asset Backed Securities Trust
741,173	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (f)	0.33%	11/25/36	530,902
1,209,500	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.11% (f)	0.28%	08/25/36	623,217
552,079	Series 2006-NC2, Class A5, 1 Mo. LIBOR + 0.24% (f)	0.41%	08/25/36	295,034
	MASTR Asset Securitization Trust
12,614	Series 2003-11, Class 5A2	5.25%	12/01/23	12,665
50,135	Series 2003-11, Class 6A16	5.25%	12/01/33	52,059

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
$208,659	Series 2001-TBC1, Class A1, 1 Mo. LIBOR + 0.70% (f)	0.87%	11/15/31	$205,715
210,362	Series 2002-TBC2, Class A, 1 Mo. LIBOR + 0.86% (f)	1.03%	08/15/32	200,528
	Meritage Mortgage Loan Trust
2,468	Series 2004-2, Class M3, 1 Mo. LIBOR + 0.98% (f)	1.15%	01/25/35	2,424
	Morgan Stanley Mortgage Loan Trust
325,083	Series 2004-7AR, Class 2A6 (c)	3.27%	09/01/34	317,708
	MortgageIT Trust
203,947	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (f)	1.82%	05/01/35	207,591
	New Residential Mortgage Loan Trust
408,893	Series 2014-2A, Class A2 (g)	3.75%	05/01/54	441,876
495,343	Series 2016-1A, Class A1 (g)	3.75%	03/01/56	533,222
384,684	Series 2016-3A, Class A1 (g)	3.75%	09/01/56	413,059
	Nomura Asset Acceptance Corporation
765,282	Series 2004-AR4, Class M1, 1 Mo. LIBOR + 1.10% (f)	1.27%	12/25/34	768,075
	Nomura Resecuritization Trust
1,169,417	Series 2015-6R, Class 2A4 (c) (g)	5.92%	01/02/37	936,225
	Oakwood Mortgage Investors, Inc.
66,177	Series 2001-B, Class A2, 1 Mo. LIBOR + 0.38% (f) (g)	0.55%	08/15/30	66,036
	Residential Accredit Loans, Inc.
119,879	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.27% (f)	0.44%	02/25/46	81,403
1,217,835	Series 2006-QS6, Class 1AV, IO (c)	0.76%	06/01/36	28,420
	Residential Asset Securitization Trust
26,260	Series 2004-A3, Class A7	5.25%	06/01/34	27,590
	Saxon Asset Securities Trust
789,612	Series 2007-2, Class A2D, 1 Mo. LIBOR + 0.30% (f)	0.47%	05/25/47	666,126
	Sequoia Mortgage Trust
417,249	Series 2017-CH2, Class A10 (g)	4.00%	12/01/47	421,401
116,298	Series 2018-CH2, Class A12 (g)	4.00%	06/01/48	117,064
	Structured Adjustable Rate Mortgage Loan Trust
220,599	Series 2004-2, Class 4A2 (c)	3.49%	03/01/34	211,657
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
33,750	Series 2001-SB1, Class A2	3.38%	08/01/31	32,366
	Thornburg Mortgage Securities Trust
185,056	Series 2003-4, Class A1, 1 Mo. LIBOR + 0.64% (f)	0.81%	09/25/43	181,559
	Towd Point Mortgage Trust
281,064	Series 2015-1, Class AES (g)	3.00%	10/01/53	282,268
521,713	Series 2015-2, Class 2A1 (g)	3.75%	11/01/57	527,790
658,112	Series 2016-1, Class A3B (g)	3.00%	02/01/55	675,883
1,045,000	Series 2016-2, Class M2 (g)	3.00%	08/01/55	1,082,218
	Vendee Mortgage Trust
67,878,008	Series 2010-1, Class DI, IO (c)	0.29%	04/01/40	858,182
	Wachovia Mortgage Loan Trust, LLC
126,608	Series 2006-A, Class 3A1 (c)	3.94%	05/01/36	119,605
	WaMu Mortgage Pass-Through Certificates
150,510	Series 2003-AR5, Class A7 (c)	3.74%	06/01/33	147,555
251,552	Series 2004-AR1, Class A (c)	3.84%	03/01/34	248,181
300,299	Series 2004-AR10, Class A1B, 1 Mo. LIBOR + 0.42% (f)	0.59%	07/25/44	291,032
252,799	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (f)	0.89%	11/25/34	245,654
42,021	Series 2004-AR3, Class A2 (c)	3.66%	06/01/34	41,004
345,932	Series 2005-AR1, Class A1A, 1 Mo. LIBOR + 0.64% (f)	0.81%	01/25/45	344,630
456,417	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (f)	0.49%	08/25/45	462,573
506,551	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.46% (f)	0.63%	04/25/45	498,072
180,918	Series 2005-AR9, Class A1A, 1 Mo. LIBOR + 0.64% (f)	0.81%	07/25/45	173,913

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates (Continued)
$317,497	Series 2006-AR2, Class 1A1 (c)	3.69%	03/01/36	$295,646
	Washington Mutual Alternative Mortgage Pass-Through Certificates
18,096	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (a)	38.45%	06/25/37	41,207
	Washington Mutual MSC Mortgage Pass-Through Certificates
231,073	Series 2004-RA1, Class 2A	7.00%	03/01/34	246,231
	WinWater Mortgage Loan Trust
408,707	Series 2015-3, Class B1 (c) (g)	3.90%	03/01/45	428,301
162,135	Series 2015-5, Class A5 (g)	3.50%	08/01/45	163,564
				21,853,574
	Commercial Mortgage-Backed Securities – 3.2%
	Hudsons Bay Simon JV Trust
510,000	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.90% (f) (g)	4.07%	08/05/34	267,924
	Morgan Stanley Capital I Trust
1,787,000	Series 2017-CLS, Class D, 1 Mo. LIBOR + 1.40% (f) (g)	1.57%	11/15/34	1,736,845
				2,004,769
	Total Mortgage-Backed Securities			23,858,343
	(Cost $25,251,446)
ASSET-BACKED SECURITIES – 1.0%
	Green Tree Financial Corp.
33,509	Series 1998-4, Class A7	6.87%	04/01/30	34,462
	Mid-State Capital Corp. Trust
254,393	Series 2004-1, Class M1	6.50%	08/01/37	274,435
294,193	Series 2005-1, Class A	5.75%	01/01/40	319,391
	Total Asset-Backed Securities			628,288
	(Cost $584,606)

Total Investments – 96.9%	59,527,591
(Cost $60,195,786) (h)
Net Other Assets and Liabilities – 3.1%	1,908,235
Net Assets – 100.0%	$61,435,826
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra Long Term U.S. Treasury Bond Futures	Short	8	Sep 2020	$ (1,821,500)	$(33,063)

(a)	Inverse floating rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2020, securities noted as such are valued at $1,773,359 or 2.9% of net assets.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Floating or variable rate security.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $9,187,358 or 15.0% of net assets.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,630,961 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,332,219. The net unrealized depreciation was $701,258. The amounts presented are inclusive of derivative contracts.

ACES	Alternative Credit Enhancement Securities
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$ 35,040,960	$ —	$ 35,040,960	$ —
Mortgage-Backed Securities	23,858,343	—	23,858,343	—
Asset-Backed Securities	628,288	—	628,288	—
Total Investments	$ 59,527,591	$—	$ 59,527,591	$—
LIABILITIES TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (33,063)	$ (33,063)	$ —	$ —